Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Net Asset (Liability) [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis	The following table sets forth the fair value of the Company’s financial assets and liabilities measured on a recurring basis by level within the fair value hierarchy (in thousands):

	June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Money market funds	$27,770	$—	$—	$27,770

Cash equivalents	27,770	—	—	27,770

Term deposits	—	40,024	—	40,024
Asset backed securities	—	66,477	—	66,477
Government debt securities	—	79,735	—	79,735
Corporate debt securities	—	188,974	—	188,974

Available-for-sale investments	—	375,210	—	375,210

Total fair value of assets	$27,770	$375,210	$—	$402,980

Liabilities measured at fair value

Redeemable convertible preferred stock warrant liability	—	—	$627	627

Total fair value of liabilities	$—	$—	$627	$627

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Money market funds	$74,049	$—	$—	$74,049

Cash equivalents	74,049	—	—	74,049

Asset backed securities	—	52,022	—	52,022
Government debt securities	—	57,829	—	57,829
Corporate debt securities	—	258,736	—	258,736

Marketable securities	—	368,587	—	368,587

Total fair value of assets	$74,049	$368,587	$—	$442,636

The following table sets forth the fair value of the Company’s financial assets and liabilities measured on a recurring basis by level within the fair value hierarchy (in thousands):

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets measured at fair value
Money market funds	$74,049	$—	$—	$74,049

Cash equivalents	74,049	—	—	74,049

Asset backed securities	—	52,022	—	52,022
Government debt securities	—	57,829	—	57,829
Corporate debt securities	—	258,736	—	258,736

Marketable debt securities	—	368,587	—	368,587

Total fair value of assets	$74,049	$368,587	—	$442,636

Summary of Debt Securities, Available-for-sale
The following is a summary of the Company’s
available-for-sale
securities (in thousands):

	June 30, 2021
	Adjusted Basis	Unrealized Gains	Unrealized Losses	Recorded Basis
Assets measured at fair value
Term deposits	$40,024	$—	$—	$40,024
Asset backed securities	66,489	6	(18)	66,477
Government debt securities	79,733	5	(3)	79,735
Corporate debt securities	188,966	14	(6)	188,974

Total	$375,212	$25	$(27)	$375,210

	December 31, 2020
	Adjusted Basis	Unrealized Gains	Unrealized Losses	Recorded Basis
Asset backed securities	$51,938	$84	$—	$52,022
Government debt securities	57,826	3	—	57,829
Corporate debt securities	258,502	234	—	258,736

Total	$368,266	$321	$—	$368,587

The following is a summary of the Company’s
available-for-sale
securities:

	December 31, 2020
	Adjusted Basis	Unrealized Gains	Unrealized Losses	Recorded Basis
Asset backed securities	$51,938	$84	—	$52,022
Government debt securities	57,826	3	—	57,829
Corporate debt securities	258,502	234	—	258,736

Total	$368,266	$321	—	$368,587

Summary of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table sets forth a summary of the change in the fair value, which is recognized as a component of other income within the condensed consolidated statement of operations, of the Company’s Level III financial liabilities (in thousands):

2021
Fair value as of January 1	$—
Initial fair value of the redeemable convertible preferred stock warrant liability	602
Change in fair value	25

Fair value as of June 30	$627

The following table sets forth a summary of the changes in the fair value, which is recognized as a component of other income (expense), net within the consolidated statement of operations, of the Company’s Level III financial liabilities (in thousands):

	2020	2019
Fair value as of January 1	$—	$27,033
Initial fair value of derivative liabilities	—	4,104
Change in fair value	—	4,947
Settlement of derivative liabilities upon conversion of convertible notes into redeemable convertible preferred stock	—	(36,084)

Fair value as of December 31	$—	$—